Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	June 30, 2025	June 30, 2026
	RMB	RMB
Right of use assets	3,976,798	2,543,807

Operating lease liabilities, current	2,078,397	1,801,628
Operating lease liabilities, noncurrent	1,934,528	434,587
Total operating lease liabilities	4,012,925	2,236,215

Other information about the Company’s leases is as follows:

	June 30, 2024	June 30, 2025	June 30, 2026
	RMB	RMB	RMB
Operating cash flows used in operating leases	1,999,242	2,175,762	2,316,582
Weighted average remaining lease term (years)	1.67	1.99	0.83
Weighted average discount rate	4.55%	3.86%	2.95%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2026

June 30, 2026
RMB
For the year ending June 30, 2027	1,845,276
For the year ending June 30, 2028	437,142
For the year ending June 30, 2029	—
For the year ending June 30, 2030	—
For the year ending June 30, 2031	—
Total lease payments	2,282,418
Less: imputed interest	(46,203)
Present value of lease liabilities	2,236,215